Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Maturity (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Bank loans	€ 799	€ 1,534	€ 1,480
Conditional advances	1,181	1,182	1,182
Financial liabilities related to finance leases	39	117	204
Total financial liabilities	2,019	2,843	2,865
Bank overdrafts		11
Less than one year [member]
Financial liabilities
Bank loans	738	735
Financial liabilities related to finance leases	39	79	50
Total financial liabilities	776	824	50
Bank overdrafts		11
Later than one year and not later than three years [member]
Financial liabilities
Bank loans	62	799	1,480
Financial liabilities related to finance leases		39	154
Total financial liabilities	62	838	1,634
Later than five years [member]
Financial liabilities
Conditional advances	1,181	1,182	1,182
Total financial liabilities	€ 1,181	€ 1,182	€ 1,182